ACCRUED WARRANTY COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ACCRUED WARRANTY COSTS
Beginning balance	$ 55,878	$ 50,605	$ 55,659
Warranty provision	26,931	28,044	13,188
Warranty costs incurred	(46,067)	(23,282)	(16,732)
Foreign exchange effect	990	511	(1,510)
Ending balance	$ 37,732	$ 55,878	$ 50,605